Schedule of Portfolio Investments

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited	)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Communication Services (2.0%):
Gray Television, Inc.	3,863	71,079
MSG Networks, Inc.(a)	8,412	126,517
National CineMedia, Inc.	14,184	65,530
QuinStreet, Inc.(a)	3,694	74,988
Sciplay Corp., Class A(a)	4,260	68,927
Shenandoah Telecommunication Co.	1,668	81,415
Sinclair Broadcast Group, Inc., Class A	2,834	82,923
Techtarget, Inc.(a)	1,861	129,246
TEGNA, Inc.	5,732	107,934
Telephone & Data Systems, Inc.	3,915	89,888

		898,447

Consumer Discretionary (11.6%):
1-800-Flowers.com, Inc., Class A(a)	2,445	67,506
Acushnet Holdings Corp.	2,916	120,518
Adtalem Global Education, Inc.(a)	3,366	133,092
American Public Education, Inc.(a)	2,283	81,343
America’s Car-Mart, Inc.(a)	550	83,804
Asbury Automotive Group, Inc.(a)	511	100,412
Big Lots, Inc.	850	58,055
Boot Barn Holdings, Inc.(a)	1,411	87,919
Brinker International, Inc.(a)	730	51,874
Cavco Industries, Inc.(a)	310	69,939
Century Communities, Inc.(a)	982	59,234
Cooper Tire & Rubber Co.	1,908	106,810
Crocs, Inc.(a)	1,001	80,530
Dana, Inc.	3,046	74,109
Dave & Buster’s(a)	1,590	76,161
Denny’s Corp.(a)	4,038	73,128
Dorman Products, Inc.(a)	926	95,045
El Pollo Loco Holdings, Inc.(a)	3,598	58,000
Franchise Group, Inc.	1,566	56,548
Gentherm, Inc.(a)	1,900	140,809
G-III Apparel Group Ltd.(a)	1,968	59,316
Graham Holdings Co., Class B	173	97,302
Green Brick Partners, Inc.(a)	3,333	75,592
Group 1 Automotive, Inc.	384	60,591
GrowGeneration Corp.(a)	2,228	110,709
Hibbett Sports, Inc.(a)	913	62,897
Hilton Grand Vacations(a)	2,277	85,365
Installed Building Products	420	46,570
iRobot Corp.(a)	802	97,988
Jack In The Box, Inc.	554	60,818
Johnson Outdoors, Inc., Class A	992	141,608
Kontoor Brands, Inc.	1,990	96,575
La Z Boy, Inc.	2,011	85,427
LCI Industries	603	79,765
LGI Homes, Inc.(a)	405	60,471

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (11.6%): (continued)
Lumber Liquidators Holdings, Inc.(a)	1,563	39,263
M/I Homes, Inc.(a)	877	51,804
Malibu Boats, Inc.(a)	1,026	81,752
MarineMax, Inc.(a)	2,054	101,385
MDC Holdings, Inc.	1,159	68,845
Monro, Inc.	1,701	111,926
Perdoceo Education Corp.(a)	6,034	72,167
PetMed Express, Inc.	2,038	71,687
Rent-A-Center, Inc.	1,911	110,188
Revolve Group, Inc.(a)	2,969	133,397
Sally Beauty Holdings, Inc.(a)	6,005	120,881
Shoe Carnival, Inc.	1,261	78,031
Skyline Champion Corp.(a)	1,941	87,850
Sportsman’s Warehouse Holdings, Inc.(a)	3,730	64,305
Standard Motor Products	1,896	78,836
Steven Madden Ltd.	2,819	105,036
Strategic Education, Inc.	744	68,381
Stride, Inc.(a)	1,986	59,798
Sturm Ruger & Co.	1,620	107,033
The Buckle, Inc.	2,687	105,545
The Michaels Cos., Inc.(a)	2,995	65,710
Tri Pointe Group, Inc.(a)	2,702	55,013
Universal Electronics, Inc.(a)	1,956	107,521
Winmark Corp.	496	92,469
Winnebago Industries, Inc.	1,009	77,400
Wolverine World Wide, Inc.	2,203	84,419
XPEL, Inc.(a)	1,904	98,875
Zumiez, Inc.(a)	1,980	84,942

		5,280,289

Consumer Staples (5.6%):
B&G Foods, Inc.	2,308	71,686
BellRing Brands, Inc., Class A(a)	3,801	89,742
Calavo Growers, Inc.	1,211	94,022
Cal-Maine Foods, Inc.(a)	2,795	107,384
Central Garden And Pet Co., Class A(a)	2,589	134,343
Coca-Cola Consolidated, Inc.	341	98,474
Edgewell Personal Care Co.	1,979	78,368
elf Beauty, Inc.(a)	2,922	78,397
Fresh Del Monte Produce, Inc.	2,901	83,056
Hostess Brands, Inc.(a)	11,583	166,100
Ingles Markets, Inc.	2,203	135,815
Inter Parfums, Inc.	1,483	105,189
J & J Snack Foods Corp.	578	90,763
John B. Sanfilippo & Son, Inc.	1,416	127,964
Medifast, Inc.	451	95,531
Nu Skin Enterprises, Inc., Class A	830	43,899
PriceSmart, Inc.	1,423	137,675
SpartanNash Co.	2,850	55,945
Sprouts Farmers Market, Inc.(a)	3,972	105,735

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (5.6%): (continued)
The Simply Good Foods Co.(a)	3,324	101,116
Tootsie Roll Industries, Inc.	4,720	156,390
Usana Health Sciences, Inc.(a)	918	89,597
WD-40 Co.	549	168,093
Weis Markets, Inc.	2,254	127,396

		2,542,680

Energy (2.3%):
Arch Resources, Inc.(a)	1,332	55,411
Brigham Minerals, Inc.	5,144	75,308
Cactus, Inc., Class A	2,233	68,375
Clean Energy Fuels Corp.(a)	15,980	219,565
CVR Energy, Inc.	3,667	70,333
Helix Energy Solutions Group, Inc.(a)	11,206	56,590
International Seaways, Inc.	3,837	74,361
Murphy Oil Corp.	4,695	77,045
Propetro Holding Corp.(a)	6,973	74,332
Renewable Energy Group, Inc.(a)	747	49,332
SEACOR Smit, Inc.(a)	2,033	82,845
Talos Energy, Inc.(a)	5,895	70,976
World Fuel Services Corp.	2,459	86,557

		1,061,030

Financials (25.8%):
1st Source Corp.	2,251	107,103
American Equity Investment Life Holding Co.	1,453	45,813
American National Group, Inc.	1,281	138,181
Ameris BanCorp	2,211	116,100
Amerisafe, Inc.	1,547	99,008
Associated Banc-Corp.	4,822	102,901
Assured Guaranty, Ltd.	2,065	87,308
Atlantic Union Bankshares	2,596	99,583
Axos Financial, Inc.(a)	2,275	106,948
B Riley Financial, Inc.	2,694	151,888
Bancfirst Corp.	1,255	88,716
BancorpSouth Bank	2,948	95,751
Bank of Hawaii Corp.	1,381	123,586
Bank OZK	2,903	118,588
BankUnited, Inc.	2,196	96,514
Banner Corp.	1,689	90,074
BGC Partners, Inc., Class A	21,245	102,613
Brightsphere Investment Group, Inc.	3,483	70,984
Brookline BanCorp, Inc.	8,259	123,885
Capitol Federal Financial, Inc.	8,577	113,602
Cathay General BanCorp	2,795	113,980
City Holding Co.	1,453	118,826
CNO Financial Group, Inc.	3,251	78,967
Cohen & Steers, Inc.	1,048	68,466
Columbia Banking System, Inc.	2,548	109,793
Columbia Financial, Inc.(a)	8,953	156,498

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (25.8%): (continued)
CVB Financial Corp.	4,663	103,006
Employers Holdings, Inc.	2,996	129,008
Encore Capital Group, Inc.(a)	1,073	43,167
Enterprise Financial Services Corp.	2,136	105,604
FB Financial Corp.	2,294	101,991
FBL Financial Group, Inc., Class A	1,062	59,387
Federal Agricultural Mortgage Corp., Class C	1,101	110,893
Federated Hermes, Inc.	2,386	74,682
First BanCorp.	8,600	96,836
First Busey Corp.	3,953	101,394
First Commonwealth Financial Corp.	8,294	119,185
First Financial BanCorp.	4,362	104,688
First Hawaiian, Inc.	4,617	126,367
First Interstate Bancsys, Class A	2,080	95,763
First Merchants Corp.	2,768	128,712
First Midwest BanCorp, Inc.	6,089	133,410
FirstCash, Inc.	1,449	95,156
Flagstar BanCorp, Inc.	1,978	89,208
FNB Corp.	7,425	94,297
Focus Financial Partners, Inc., Class A(a)	1,559	64,886
Fulton Financial Corp.	6,549	111,529
German American BanCorp, Inc.	2,900	134,038
Green Dot Corp., Class A(a)	802	36,724
Heartland Financial USA, Inc.	1,936	97,303
Heritage Financial Corp.	3,581	101,127
Hilltop Holdings, Inc.	3,021	103,107
Home Bancshares, Inc.	3,574	96,677
Hope BanCorp, Inc.	8,775	132,152
Horace Mann Educators	2,425	104,784
Independent Bank Group, Inc.	1,182	85,388
International Bancshares Corp.	2,093	97,157
Investors BanCorp, Inc.	8,852	130,036
Kearny Financial Corp.	10,699	129,244
Lakeland Financial Corp.	1,565	108,282
Live Oak Bancshares, Inc.	1,828	125,200
Mercury General Corp.	2,326	141,444
Moelis & Co.	2,213	121,449
Mr Cooper Group, Inc.(a)	1,987	69,068
National Bank Holdings Corp., Class A	2,706	107,374
National Western Life Group, Inc., Class A	321	79,929
Navient Corp.	5,616	80,365
NBT BanCorp, Inc.	3,002	119,780
Nelnet, Inc., Class A	1,430	104,018
NMI Holdings, Inc.(a)	2,243	53,025
Northwest Bancshares, Inc.	8,767	126,683
Oceanfirst Financial Corp.	4,728	113,188
Old National BanCorp	5,959	115,247
Pacific Premier BanCorp, Inc.	2,453	106,558
Palomar Holdings, Inc.(a)	804	53,900

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (25.8%): (continued)
Park National Corp.	787	101,759
Piper Sandler Cos.	805	88,268
PJT Partners, Inc., Class A	1,070	72,386
PRA Group, Inc.(a)	1,563	57,940
Premier Financial Corp.	3,271	108,793
Provident Financial Services, Inc.	4,636	103,290
Radian Group, Inc.	2,658	61,799
Renasant Corp.	2,758	114,126
S&T BanCorp, Inc.	3,743	125,391
Safety Insurance Group, Inc.	1,453	122,415
Sandy Spring BanCorp, Inc.	2,664	115,698
Seacoast Banking Corp.(a)	3,164	114,663
Servisfirst Bancshares, Inc.	1,829	112,173
Simmons First National Corp., Class A	3,994	118,502
SLM Corp.	8,395	150,858
Southside Bancshares, Inc.	3,143	121,037
Sterling BanCorp	3,861	88,880
Stewart Information Services	1,607	83,612
Stock Yards BanCorp, Inc.	1,977	100,946
StoneX Group, Inc.(a)	1,240	81,071
Tompkins Financial Corp.	1,289	106,600
Towne Bank	3,993	121,387
TriCo Bancshares	2,878	136,331
Triumph BanCorp, Inc.(a)	1,399	108,269
Trupanion, Inc.(a)	664	50,603
Trustmark Corp.	3,404	114,579
UMB Financial Corp.	1,314	121,322
United Community Banks, Inc.	3,323	113,381
Veritex Holdings, Inc.	2,917	95,444
Virtus Investment Partners, Inc.	406	95,613
Waddell & Reed Financial Corp., Class A	5,381	134,794
Walker & Dunlop, Inc.	943	96,884
Washington Federal, Inc.	3,211	98,899
Webster Financial Corp.	1,847	101,788
WesBanco, Inc.	3,054	110,127
Westamerica BanCorp.	1,632	102,457
White Mountains Insurance Group Ltd.	117	130,443
WSFS Financial Corp.	2,052	102,169

		11,672,789

Health Care (8.5%):
Acadia Healthcare Co., Inc.(a)	1,544	88,224
Addus Homecare Corp.(a)	635	66,415
AMN Healthcare Services, Inc.(a)	1,079	79,522
Anika Therapeutics, Inc.(a)	1,834	74,809
Antares Pharma, Inc.(a)	19,247	79,105
Atrion Corp.	154	98,762
Biolife Solutions, Inc.(a)	1,938	69,768
Brookdale Senior Living, Inc.(a)	13,482	81,566
Cantel Medical Corp.(a)	986	78,722

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (8.5%): (continued)
Castle Biosciences, Inc.(a)	1,228	84,069
Coherus Biosciences, Inc.(a)	3,927	57,373
Corcept Therapeutics, Inc.(a)	2,894	68,848
CorVel Corp.(a)	786	80,636
Enanta Pharmaceuticals, Inc.(a)	1,782	87,888
Fulgent Genetics, Inc.(a)	805	77,779
Hanger, Inc.(a)	3,540	80,783
Healthstream, Inc.(a)	4,275	95,503
HMS Holdings Corp.(a)	3,898	144,129
Innoviva, Inc.(a)	7,849	93,796
Inogen, Inc.(a)	2,040	107,141
Integer Holdings Corp.(a)	1,055	97,166
Ironwood Pharmaceuticals, Inc.(a)	8,365	93,521
Lantheus Holdings, Inc.(a)	5,073	108,410
Lemaitre Vascular, Inc.	2,081	101,511
Luminex Corp.	3,171	101,155
Magellan Health, Inc.(a)	863	80,466
Meridian Bioscience, Inc.(a)	2,923	76,729
National Healthcare Corp.	1,432	111,567
National Research Corp.(a)	1,229	57,554
Nextgen Healthcare, Inc.(a)	3,278	59,332
Omnicell, Inc.(a)	1,085	140,909
Phibro Animal Health Corp., Class A	3,758	91,695
Prestige Consumer Healthcare, Inc.(a)	2,740	120,779
R1 RCM, Inc.(a)	3,792	93,587
Select Medical Holdings Corp.(a)	2,365	80,646
SIGA Technologies, Inc.(a)	10,994	71,461
Simulations Plus, Inc.	1,020	64,505
Staar Surgical Co.(a)	1,257	132,500
Supernus Pharmaceuticals, Inc.(a)	3,842	100,584
Surmodics, Inc.(a)	1,755	98,403
The Pennant Group, Inc.(a)	1,061	48,594
U.S. Physical Therapy, Inc.	662	68,914
Vanda Pharmaceuticals, Inc.(a)	6,971	104,704
Zynex, Inc.(a)	2,593	39,595
		3,839,125

Industrials (20.2%):
AAON, Inc.	1,238	86,672
AAR Corp.(a)	2,016	83,966
ACCO Brands Corp.	10,207	86,147
AeroVironment, Inc.(a)	1,108	128,594
Alamo Group, Inc.	690	107,744
Albany International Corp.	1,144	95,490
Ameresco, Inc.(a)	1,672	81,309
American Woodmark Corp.(a)	495	48,797
Apogee Enterprises, Inc.	2,009	82,128
Applied Industrial Technologies, Inc.	1,115	101,655
ArcBest Corp.	2,000	140,740
Arcosa, Inc.	1,560	101,540

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (20.2%): (continued)
Astec Industries, Inc.	1,425	107,474
Atkore International Group, Inc.(a)	1,917	137,832
AZZ, Inc.	2,043	102,865
Barnes Group, Inc.	1,453	71,982
Brady Corp.	2,025	108,236
Casella Waste Systems, Inc.(a)	1,430	90,905
CBIZ, Inc.(a)	3,930	128,354
Chart Industries, Inc.(a)	587	83,559
Cimpress PLC(a)	504	50,466
Columbus McKinnon Corp.	1,781	93,966
Comfort Systems USA, Inc.	1,148	85,836
Construction Partners, Inc., Class A(a)	3,317	99,112
CSW Industrials, Inc.	1,042	140,670
Dycom Industries, Inc.(a)	670	62,210
Echo Global Logistics, Inc.(a)	2,743	86,158
Encore Wire Corp.	1,772	118,954
Energy Recovery, Inc.(a)	8,233	150,993
Ennis, Inc.	5,537	118,215
EnPro Industries, Inc.	1,066	90,898
ESCO Technologies, Inc.	991	107,910
Evoqua Water Technologies Corp.(a)	2,199	57,834
Federal Signal Corp.	2,978	114,057
Forrester Research, Inc.(a)	1,612	68,478
Forward Air Corp.	1,414	125,577
Franklin Electric Co.	1,246	98,359
GATX Corp.	1,149	106,558
Gibraltar Industries, Inc.(a)	1,046	95,719
GMS, Inc.(a)	2,019	84,293
Gorman-Rupp Co.	2,301	76,186
GrafTech International, Ltd.	7,577	92,667
Great Lakes Dredge & Dock Corp.(a)	7,274	106,055
Griffon Corp.	2,302	62,545
H&E Equipment Services, Inc.	2,429	92,302
Healthcare Services Group	2,888	80,951
Heartland Express, Inc.	5,781	113,192
Helios Technologies, Inc.	1,669	121,620
Herc Holdings, Inc.(a)	928	94,034
HNI Corp.	1,822	72,078
Hub Group, Inc., Class A(a)	1,759	118,346
Hyster-Yale Materials Handling, Inc.	1,538	133,991
ICF International, Inc.	1,203	105,142
Insperity, Inc.	738	61,800
Jeld-Wen Holding, Inc.(a)	1,705	47,211
Kadant, Inc.	622	115,076
Kaman Corp.	1,526	78,269
KAR Auction Services, Inc.(a)	3,622	54,330
Kforce, Inc.	2,069	110,898
Knoll, Inc.	4,459	73,618
Korn Ferry	2,364	147,443

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (20.2%): (continued)
Kratos Defense & Security Solutions, Inc.(a)	3,147	85,850
Lindsay Corp.	814	135,629
Macquarie Infrastructure Corp.	1,828	58,149
Marten Transport Ltd.	4,510	76,535
Matson, Inc.	1,244	82,975
McGrath Rentcorp	1,123	90,570
Meritor, Inc.(a)	2,511	73,874
Moog, Inc.	880	73,172
Mueller Industries, Inc.	2,152	88,985
Mueller Water Products, Inc., Class A	7,324	101,730
MYR Group, Inc.(a)	1,370	98,188
National Presto Industries, Inc.	1,188	121,259
NV5 Global, Inc.(a)	949	91,645
Patrick Industries, Inc.	709	60,265
PGT Innovations, Inc.(a)	3,009	75,977
Primoris Services Corp.	2,805	92,930
Raven Industries, Inc.	2,989	114,568
Rush Enterprises, Inc., Class A	2,237	111,470
SkyWest, Inc.(a)	1,160	63,197
Spirit Airlines, Inc.(a)	2,102	77,564
SPX Corp.(a)	1,402	81,695
Standex International Corp.	1,064	101,686
Systemax, Inc.	3,432	141,124
Tennant Co.	1,208	96,507
Terex Corp.	2,517	115,958
The Brink’s Co.	1,199	94,997
The Greenbrier Cos., Inc.	1,720	81,218
TriMas Corp.(a)	3,537	107,242
Trinity Industries, Inc.	4,069	115,926
Triton International Ltd.	2,091	114,984
Valmont Industries, Inc.	639	151,871
Vectrus, Inc.(a)	1,948	104,101
Welbilt, Inc.(a)	6,279	102,034
WESCO International, Inc.(a)	1,102	95,356
		9,169,237

Information Technology (12.1%):
A10 Networks, Inc.(a)	9,658	92,813
ACM Research, Inc., Class A(a)	521	42,092
Advanced Energy Industries, Inc.	859	93,777
Alarm.com Holdings, Inc.(a)	1,330	114,885
Amkor Technology, Inc.	4,462	105,794
Axcelis Technologies, Inc.(a)	2,440	100,260
Badger Meter, Inc.	1,145	106,565
Benchmark Electronics, Inc.	2,885	89,204
Cass Information Systems, Inc.	1,865	86,294
CEVA, Inc.(a)	1,619	90,907
ChannelAdvisor Corp.(a)	2,972	69,991
CommVault Systems, Inc.(a)	2,033	131,129
CSG Systems International, Inc.	2,926	131,348

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (12.1%): (continued)
CTS Corp.	3,179	98,740
Digital Turbine, Inc.(a)	1,230	98,843
Diodes, Inc.(a)	1,235	98,602
Ebix, Inc.	1,897	60,761
eplus, Inc.(a)	988	98,444
Evertec, Inc.	2,272	84,564
Exlservice Holdings, Inc.(a)	1,029	92,775
FormFactor, Inc.(a)	2,404	108,444
Greensky, Inc.(a)	10,573	65,447
Ichor Holding Ltd.(a)	2,030	109,214
Insight Enterprises, Inc.(a)	1,254	119,657
InterDigital, Inc.	1,253	79,503
Knowles Corp.(a)	5,631	117,801
Methode Electronics, Inc.	2,652	111,331
MicroStrategy, Inc.(a)	548	371,982
Mitek Systems, Inc.(a)	6,165	89,886
MTS Systems Corp.(a)	2,098	122,104
NCR Corp.(a)	2,050	77,797
NETGEAR, Inc.(a)	2,304	94,694
NetScout Systems, Inc.(a)	3,559	100,221
NIC, Inc.	5,198	176,368
OneSpan, Inc.(a)	2,296	56,252
OSI Systems, Inc.(a)	1,224	117,626
PC Connection, Inc.	1,758	81,554
Perficient, Inc.(a)	1,222	71,756
Photronics, Inc.(a)	6,810	87,577
Plexus Corp.(a)	1,026	94,228
Progress Software Corp.	2,693	118,654
Rogers Corp.(a)	644	121,207
SPS Commerce, Inc.(a)	1,053	104,573
SunPower Corp.(a)	2,654	88,776
Super Micro Computer, Inc.(a)	2,684	104,837
Sykes Enterprises, Inc.(a)	2,278	100,414
Synaptics, Inc.(a)	815	110,367
Teradata Corp.(a)	3,962	152,695
Ttec Holdings, Inc.	1,359	136,512
Ultra Clean Holdings, Inc.(a)	2,312	134,188
Verra Mobility Corp.(a)	5,706	77,231
Vishay Intertechnology, Inc.	4,175	100,534
		5,491,218

Materials (6.9%):
Avient Corp.	1,707	80,690
Boise Cascade Co.	1,501	89,805
Cabot Corp.	1,691	88,676
Carpenter Technology Corp.	2,803	115,343
Chase Corp.	594	69,136
Clearwater Paper Corp.(a)	1,144	43,037
Cleveland-Cliffs, Inc.	6,884	138,437
Commercial Metals Co.	3,100	95,604

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (6.9%): (continued)
Compass Minerals International	1,234	77,396
Domtar Corp.	2,122	78,408
Element Solutions, Inc.	6,356	116,251
Forterra, Inc.(a)	2,756	64,077
Futurefuel Corp.	6,947	100,940
GCP Applied Technologies(a)	3,021	74,135
Greif, Inc., Class A	1,671	95,247
H.B. Fuller Co.	1,578	99,272
Hawkins, Inc.	3,198	107,197
Ingevity Corp.(a)	1,038	78,400
Innospec, Inc.	1,100	112,959
Kaiser Aluminum Corp.	1,104	121,992
Koppers Holdings, Inc.(a)	1,701	59,127
Livent Corp.(a)	4,388	76,000
Materion Corp.	1,228	81,343
Minerals Technologies, Inc.	1,155	86,994
Myers Industries, Inc.	3,668	72,480
Orion Engineered Carbons SA(a)	3,489	68,803
PQ Group Holdings, Inc.	6,558	109,519
Schnitzer Steel Industries, Inc.	3,115	130,176
Sensient Technologies Corp.	1,578	123,084
Stepan Co.	680	86,435
Summit Materials, Inc., Class A(a)	2,230	62,485
Tredegar Corp.	4,086	61,331
W.R. Grace & Co.	1,837	109,963
Warrior Met Coal, Inc.	3,220	55,159
Worthington Industries, Inc.	1,291	86,613
		3,116,514

Real Estate (1.3%):
Forestar Group, Inc.(a)	3,763	87,603
Kennedy-Wilson Holdings, Inc.	5,038	101,818
Marcus & Millichap, Inc.(a)	2,343	78,959
Newmark Group, Inc., Class A	6,726	67,293
The RMR Group, Inc., Class A	2,521	102,882
The St. Joe Co.	3,582	153,668
		592,223

Utilities (3.3%):
ALLETE, Inc.	1,495	100,449
American States Water Co.	1,042	78,796
Avista Corp.	2,269	108,345
California Water Service Group	1,799	101,356
Chesapeake Utilities Corp.	903	104,820
MGE Energy, Inc.	1,100	78,529
Middlesex Water Co.	1,341	105,966
New Jersey Resources Corp.	2,305	91,900
Northwest Natural Holding Co.	1,489	80,332
NorthWestern Corp.	1,523	99,300
Otter Tail Corp.	1,843	85,091

Schedule of Portfolio Investments — concluded

March 31, 2021
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (3.3%): (continued)
SJW Group	1,202	75,714
South Jersey Industries, Inc.	3,866	87,294
Spire, Inc.	1,528	112,904
The York Water Co.	1,687	82,612
Unitil Corp.	2,032	92,842

		1,486,250

Total Common Stocks (Cost $34,147,237)		45,149,802

Total Investments (Cost $34,147,237) — 99.6%		45,149,802

Other assets in excess of liabilities — 0.4%		170,660

NET ASSETS - 100.00%		45,320,462

Percentages indicated are based on net assets as of March 31, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index June Future (U.S. Dollar)	6/21/21	1	$111,125	$(2,029)

				$(2,029)

Schedule of Portfolio Investments

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited	)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (1.2%):
ANGI Homeservices, Inc., Class A(a)	28,403	369,239
Cable One, Inc.	263	480,859
Liberty Broadband Corp., Class C(a)	3,977	597,146
Lumen Technologies, Inc.	40,572	541,636

		1,988,880

Consumer Discretionary (8.5%):
Aptiv PLC(a)	2,979	410,804
AutoZone, Inc.(a)	454	637,552
Booking Holdings, Inc.(a)	248	577,800
BorgWarner, Inc.	10,960	508,106
Bright Horizons Family Solutions, Inc.(a)	2,196	376,504
CarMax, Inc.(a)	3,883	515,119
Chipotle Mexican Grill, Inc.(a)	340	483,079
Dollar General Corp.	3,139	636,024
Dollar Tree, Inc.(a)	4,975	569,438
Domino’s Pizza, Inc.	1,268	466,358
Dr Horton, Inc.	4,750	423,320
Floor & Decor Holdings, Inc., Class A(a)	4,285	409,132
Garmin Ltd.	5,801	764,862
Gentex Corp.	20,336	725,385
Genuine Parts Co.	4,106	474,613
Lear Corp.	2,873	520,731
Lennar Corp.	3,775	382,143
LKQ Corp.(a)	10,541	446,201
Mohawk Industries, Inc.(a)	2,792	536,930
NVR, Inc.(a)	77	362,742
O’Reilly Automotive, Inc.(a)	1,109	562,540
Pool Corp.	1,416	488,860
Pultegroup, Inc.	6,626	347,467
Ross Stores, Inc.	3,930	471,246
Service Corp. International	11,092	566,247
Tesla, Inc.(a)	561	374,709
Tractor Supply Co.	3,810	674,675
Vail Resorts, Inc.(a)	1,790	522,071
VF Corp.	4,819	385,134

		14,619,792

Consumer Staples (4.0%):
Campbell Soup Co.	13,609	684,124
Casey’s General Stores, Inc.	2,682	579,822
Conagra Brands, Inc.	17,133	644,201
Costco Wholesale Corp.	2,013	709,542
Herbalife Nutrition Ltd.(a)	7,735	343,125
Hormel Foods Corp.	14,757	705,089
Lamb Weston Holding, Inc.	5,229	405,143
McCormick & Co., Inc.	5,705	508,658
Monster Beverage Corp.(a)	7,389	673,064

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (4.0%): (continued)
Sysco Corp.	4,621	363,857
The JM Smucker Co.	5,513	697,560
Tyson Foods, Inc., Class A	7,460	554,278

		6,868,463

Energy (2.5%):
Cabot Oil & Gas Corp.	22,168	416,315
Cheniere Energy, Inc.(a)	8,350	601,284
ConocoPhillips	8,781	465,130
EOG Resources, Inc.	8,138	590,249
Kinder Morgan, Inc.	30,021	499,850
ONEOK, Inc.	7,861	398,238
Pioneer Natural Resources Co.	3,203	508,700
The Williams Cos., Inc.	16,935	401,190
Valero Energy Corp.	6,859	491,104

		4,372,060

Financials (10.3%):
Aflac, Inc.	9,710	496,958
Arch Capital Group Ltd.(a)	11,948	458,445
Ares Management Corp., Class A	9,369	524,945
Arthur J Gallagher & Co.	4,778	596,151
Assurant, Inc.	3,451	489,248
Athene Holding, Ltd., Class A(a)	6,946	350,079
BlackRock, Inc.	721	543,605
Brown & Brown, Inc.	11,817	540,155
CBOE Global Markets, Inc.	5,818	574,179
Cincinnati Financial Corp.	4,759	490,605
Commerce Bancshares, Inc.	7,592	581,623
Credit Acceptance Corp.(a)	922	332,132
Everest Re Group, Ltd.	2,159	535,022
FactSet Research Systems, Inc.	1,444	445,604
First Republic Bank/CA	3,647	608,137
Franklin Resources, Inc.	18,353	543,249
Globe Life, Inc.	4,914	474,840
Interactive Brokers Group, Inc.	9,045	660,647
Intercontinental Exchange, Inc.	5,461	609,885
LPL Financial Holdings, Inc.	3,932	558,973
Markel Corp.(a)	426	485,478
MarketAxess Holdings, Inc.	913	454,601
Morningstar, Inc.	3,756	845,250
MSCI, Inc.	1,178	493,912
Nasdaq, Inc.	3,979	586,743
Principal Financial Group, Inc.	7,800	467,688
Renaissancere Holdings, Ltd.	2,888	462,802
SEI Investments Co.	8,583	522,962
SVB Financial Group(a)	1,208	596,341
The Charles Schwab Corp.	10,684	696,383
Tradeweb Markets, Inc., Class A	8,734	646,316

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (10.3%): (continued)
Voya Financial, Inc.	9,128	580,906
WR Berkley Corp.	7,114	536,040

		17,789,904

Health Care (16.8%):
AbbVie, Inc.	7,343	794,659
ABIOMED, Inc.(a)	1,921	612,280
Agilent Technologies, Inc.	5,559	706,771
Alexion Pharmaceuticals, Inc.(a)	4,570	698,799
Align Technology, Inc.(a)	1,033	559,401
Amedisys, Inc.(a)	1,737	459,940
Amgen, Inc.	2,405	598,388
Avantor, Inc.(a)	13,800	399,234
Baxter International, Inc.	7,361	620,827
BioMarin Pharmaceutical, Inc.(a)	4,815	363,581
Bio-Rad Laboratories, Inc., Class A(a)	1,012	578,024
Catalent, Inc.(a)	4,370	460,205
Centene Corp.(a)	6,279	401,291
Cerner Corp.	9,290	667,765
Charles River Laboratories International, Inc.(a)	1,760	510,101
Chemed Corp.	1,068	491,088
CRISPR Therapeutics AG(a)	3,782	460,837
Danaher Corp.	2,891	650,706
DaVita, Inc.(a)	6,012	647,913
DexCom, Inc.(a)	1,066	383,110
Edwards Lifesciences Corp.(a)	5,893	492,891
Encompass Health Corp.	7,718	632,104
Exelixis, Inc.(a)	16,574	374,407
HCA Healthcare, Inc.	2,608	491,191
Henry Schein, Inc.(a)	8,433	583,901
Horizon Therapeutics PLC(a)	4,934	454,125
Humana, Inc.	974	408,350
IDEXX Laboratories, Inc.(a)	1,362	666,440
Illumina, Inc.(a)	1,407	540,372
Insulet Corp.(a)	1,883	491,312
Intuitive Surgical, Inc.(a)	639	472,183
Ionis Pharmaceuticals, Inc.(a)	11,603	521,671
IQVIA Holdings, Inc.(a)	2,590	500,233
Jazz Pharmaceuticals PLC(a)	3,098	509,218
LHC Group, Inc.(a)	1,910	365,211
Masimo Corp.(a)	2,426	557,155
Mettler-Toledo International(a)	520	600,959
Molina Healthcare, Inc.(a)	2,011	470,091
Neurocrine Biosciences, Inc.(a)	5,093	495,294
Novocure, Ltd.(a)	2,804	370,633
Penumbra, Inc.(a)	2,190	592,570
PerkinElmer, Inc.	4,673	599,499
PRA Health Sciences, Inc.(a)	3,693	566,248
Quidel Corp.(a)	965	123,452

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (16.8%): (continued)
Regeneron Pharmaceuticals, Inc.(a)	848	401,223
Repligen Corp.(a)	2,731	530,934
ResMed, Inc.	2,466	478,453
Stryker Corp.	1,964	478,391
Syneos Health, Inc.(a)	5,619	426,201
Teleflex, Inc.	1,340	556,716
Veeva Systems, Inc.(a)	1,629	425,560
Vertex Pharamaceuticals, Inc.(a)	1,947	418,391
Waters Corp.(a)	2,664	757,029
West Pharmaceutical Services, Inc.	1,862	524,674
Zimmer Biomet Holdings, Inc.	2,949	472,076
Zoetis, Inc.	3,308	520,944

		28,935,022

Industrials (21.0%):
Allegion PLC	4,566	573,581
AMERCO, Inc.	1,323	810,470
Ametek, Inc.	4,288	547,706
AO Smith Corp.	10,112	683,672
Carlisle Companies, Inc.	3,615	594,957
Caterpillar, Inc.	3,087	715,783
CH Robinson Worldwide, Inc.	6,754	644,534
Cintas Corp.	1,208	412,302
Copart, Inc.(a)	4,213	457,574
Costar Group, Inc.(a)	551	452,861
CSX Corp.	5,857	564,732
Deere & Co.	1,997	747,158
Dover Corp.	4,017	550,851
Eaton Corp. PLC	3,779	522,560
Emerson Electric Co.	5,723	516,329
Enphase Energy, Inc.(a)	1,944	315,239
Equifax, Inc.	3,233	585,593
Expeditors International of Washington, Inc.	7,191	774,399
Fastenal Co.	11,938	600,243
Fortive Corp.	6,601	466,295
Fortune Brands Home & Security, Inc.	4,177	400,240
Generac Holdings, Inc.(a)	2,025	663,086
General Dynamics Corp.	3,722	675,766
Graco, Inc.	7,948	569,236
HEICO Corp.	3,451	434,136
Honeywell International, Inc.	2,732	593,035
Howmet Aerospace, Inc.(a)	15,857	509,485
Hubbell, Inc.	3,213	600,478
IAA, Inc.(a)	6,811	375,559
IDEX Corp.	3,003	628,588
Illinois Tool Works, Inc.	2,426	537,407
J.B. Hunt Transport Services, Inc.	3,972	667,574
Jacobs Engineering Group, Inc.	5,118	661,604
Johnson Controls International PLC	11,778	702,793

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (21.0%): (continued)
Kansas City Southern	2,266	598,043
Knight-Swift Transportation Holdings, Inc.	13,780	662,680
Lennox International, Inc.	1,963	611,651
Masco Corp.	8,948	535,985
Nordson Corp.	2,080	413,254
Norfolk Southern Corp.	2,024	543,484
Old Dominion Freight Line, Inc.	2,573	618,575
PACCAR, Inc.	6,673	620,055
Parker Hannifin Corp.	1,641	517,621
Quanta Services, Inc.	7,436	654,219
Republic Services, Inc.	6,542	649,948
Rockwell Automation, Inc.	1,769	469,563
Rollins, Inc.	15,949	548,965
Roper Technologies, Inc.	1,282	517,082
Snap-on, Inc.	2,813	649,072
Teledyne Technologies, Inc.(a)	1,298	536,918
Toro Co.	6,634	684,231
Trane Technologies PLC	3,686	610,254
TransDigm Group, Inc.(a)	613	360,395
Transunion	5,269	474,210
Trex CO., Inc.(a)	4,355	398,657
Union Pacific Corp.	2,494	549,703
United Rentals, Inc.(a)	1,629	536,446
Verisk Analytics, Inc.	2,965	523,886
Waste Management, Inc.	5,296	683,290
Watsco, Inc.	2,487	648,485
Westinghouse Air Brake Technologies Corp.	6,237	493,721
WW Grainger, Inc.	1,308	524,416
XPO Logistics, Inc.(a)	3,194	393,820
Xylem, Inc.	5,089	535,261

		36,119,716

Information Technology (20.1%):
Advanced Micro Devices, Inc.(a)	4,279	335,902
Akamai Technologies, Inc.(a)	5,146	524,377
Amphenol Corp.	9,109	600,921
Analog Devices, Inc.	3,422	530,684
ANSYS, Inc.(a)	1,392	472,668
Arista Networks, Inc.(a)	2,012	607,403
Aspen Technology, Inc.(a)	2,968	428,371
Black Knight, Inc.(a)	6,994	517,486
Broadcom, Inc.	1,095	507,708
Cadence Design Systems, Inc.(a)	4,233	579,879
CDW Corp.	3,408	564,876
Ceridian HCM Holding, Inc.(a)	3,943	332,277
Ciena Corp.(a)	9,995	546,926
Citrix Systems, Inc.	3,805	534,070
Cognex Corp.	5,368	445,490
Cognizant Technology Solutions Corp.	5,942	464,189

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (20.1%): (continued)
Datadog, Inc., Class A(a)	3,076	256,354
Dolby Laboratories, Inc.	7,363	726,875
Dropbox, Inc., Class A(a)	20,399	543,837
Entegris, Inc.	4,920	550,056
EPAM Systems, Inc.(a)	1,190	472,061
F5 Networks, Inc.(a)	4,226	881,628
Fair Isaac Corp.(a)	824	400,505
Fidelity National Information Services, Inc.	3,245	456,279
First Solar, Inc.(a)	4,818	420,611
Fiserv, Inc.(a)	4,335	516,038
Fleetcor Technologies, Inc.(a)	1,694	455,059
Fortinet, Inc.(a)	3,141	579,263
Gartner, Inc.(a)	3,560	649,878
Genpact Ltd.	11,239	481,254
IPG Photonics Corp.(a)	2,232	470,818
Jack Henry & Associates, Inc.	3,282	497,945
Juniper Networks, Inc.	26,125	661,746
Keysight Technologies, Inc.(a)	4,566	654,764
KLA Corp.	1,672	552,429
Lam Research Corp.	923	549,407
Leidos Holdings, Inc.	5,391	519,046
Marvell Technology Group,Ltd.	9,273	454,192
Microchip Technology, Inc.	3,067	476,060
Micron Technology, Inc.(a)	7,560	666,868
MKS Instruments, Inc.	2,977	551,995
Monolithic Power Systems, Inc.	1,125	397,361
NetApp, Inc.	9,171	666,457
Nuance Communications, Inc.(a)	14,129	616,590
NVIDIA Corp.	683	364,674
Paychex, Inc.	5,272	516,761
Paycom Software, Inc.(a)	898	332,314
Paylocity Holding Corp.(a)	2,004	360,379
PTC, Inc.(a)	5,571	766,848
Qorvo, Inc.(a)	2,781	508,089
Seagate Technology PLC	9,814	753,225
ServiceNow, Inc.(a)	860	430,095
Skyworks Solutions, Inc.	2,513	461,085
SolarWinds Corp.(a)	20,050	349,672
Ssnc Technologies Holdings, Inc.	7,313	510,959
SYNNEX Corp.	2,510	288,248
Synopsys, Inc.(a)	2,306	571,381
Teradyne, Inc.	4,720	574,330
The Trade Desk, Inc.(a)	499	325,178
Trimble, Inc.(a)	7,672	596,805
Tyler Technologies, Inc.(a)	1,578	669,908
Universal Display Corp.	2,004	474,487
VeriSign, Inc.(a)	2,573	511,409
Western Union Co.	22,740	560,768

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (20.1%): (continued)
Wex, Inc.(a)	1,859	388,940
Xilinx, Inc.	3,964	491,140
Zebra Technologies Corp.(a)	1,548	751,059

		34,676,357
Materials (8.3%):
Albemarle Corp.	3,736	545,867
AptarGroup, Inc.	5,424	768,418
Avery Dennison Corp.	3,345	614,309
Ball Corp.	6,048	512,508
Berry Global Group, Inc.(a)	9,715	596,501
Celanese Corp.	3,374	505,459
CF Industries Holdings, Inc.	12,008	544,923
Corteva, Inc.	12,548	584,988
Crown Holdings, Inc.	5,298	514,118
Eastman Chemical Co.	4,944	544,433
FMC Corp.	3,801	420,429
International Flavors & Fragrances, Inc.	4,498	627,966
International Paper Co.	9,668	522,749
LyondellBasell Industries N.V., Class A	3,872	402,882
Martin Marietta Materials, Inc.	1,432	480,894
Newmont Corp.	7,546	454,798
Nucor Corp.	9,037	725,400
Packaging Corp. of America	4,163	559,840
PPG Industries, Inc.	3,615	543,190
Reliance Steel & Aluminum Co.	4,135	629,719
Royal Gold, Inc.	3,165	340,617
RPM International, Inc.	5,478	503,154
Sherwin-Williams Co.	707	521,773
The Scotts Miracle-Gro Co.	2,496	611,445
Vulcan Materials Co.	2,691	454,106
Westlake Chemical Corp.	4,578	406,481
Westrock Co.	8,507	442,789

		14,379,756

Utilities (7.0%):
Alliant Energy Corp.	10,030	543,225
Ameren Corp.	5,914	481,163
American Electric Power Co., Inc.	6,106	517,178
American Water Works Co., Inc.	3,149	472,098
Atmos Energy Corp.	5,408	534,581
CMS Energy Corp.	8,481	519,207
Consolidated Edison, Inc.	6,202	463,910
Dominion Energy, Inc.	5,656	429,630
DTE Energy Co.	3,716	494,748
Entergy Corp.	4,265	424,239
Essential Utilities, Inc.	10,488	469,338
Evergy, Inc.	8,019	477,371
Eversource Energy	5,020	434,682

Schedule of Portfolio Investments — concluded

March 31, 2021
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (7.0%): (continued)
FirstEnergy Corp.	12,869	446,426
NextEra Energy, Inc.	6,663	503,789
NRG Energy, Inc.	13,882	523,768
Pinnacle West Capital Corp.	5,854	476,223
PPL Corp.	15,597	449,817
Public Service Enterprise Group, Inc.	9,029	543,636
The AES Corp.	18,733	502,232
The Southern Co.	7,720	479,875
UGI Corp.	12,128	497,369
Vistra Corp.	23,475	415,038
WEC Energy Group	4,908	459,340
Xcel Energy, Inc.	7,390	491,509

		12,050,392

Total Common Stocks (Cost $134,566,942)		171,800,342

Total Investments (Cost $134,566,942) — 99.7%		171,800,342

Other assets in excess of liabilities — 0.3%		581,151

NET ASSETS - 100.00%		172,381,493

Percentages indicated are based on net assets as of March 31, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini June Future (U.S. Dollar)	6/21/21	3	$595,110	$10,160

				$10,160

Schedule of Portfolio Investments

March 31, 2021
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)

Communication Services (1.0%):
Lumen Technologies, Inc.	98,684	1,317,431

		1,317,431

Consumer Discretionary (6.2%):
Garmin Ltd.	14,105	1,859,744
Gentex Corp.	49,469	1,764,559
Genuine Parts Co.	9,985	1,154,166
Service Corp. International	26,987	1,377,687
Vail Resorts, Inc.(a)	4,353	1,269,596
VF Corp.	11,726	937,142

		8,362,894

Consumer Staples (6.6%):
Campbell Soup Co.	33,106	1,664,239
Conagra Brands, Inc.	41,671	1,566,829
Hormel Foods Corp.	35,895	1,715,063
Sysco Corp.	11,242	885,195
The JM Smucker Co.	13,420	1,698,033
Tyson Foods, Inc., Class A	18,146	1,348,248

		8,877,607

Energy (6.8%):
Cabot Oil & Gas Corp.	53,917	1,012,561
ConocoPhillips	21,363	1,131,598
EOG Resources, Inc.	19,784	1,434,933
Kinder Morgan, Inc.	73,023	1,215,833
ONEOK, Inc.	19,122	968,721
Pioneer Natural Resources Co.	7,794	1,237,843
The Williams Cos., Inc.	41,189	975,767
Valero Energy Corp.	16,681	1,194,360

		9,171,616

Financials (10.7%):
Aflac, Inc.	23,611	1,208,411
Ares Management Corp., Class A	22,786	1,276,700
Assurant, Inc.	8,396	1,190,301
BlackRock, Inc.	1,755	1,323,200
Cincinnati Financial Corp.	11,572	1,192,958
Commerce Bancshares, Inc.	18,461	1,414,297
Everest Re Group, Ltd.	5,256	1,302,489
Franklin Resources, Inc.	44,644	1,321,462
Principal Financial Group, Inc.	18,969	1,137,381
The Charles Schwab Corp.	25,994	1,694,289
WR Berkley Corp.	17,308	1,304,158

		14,365,646

Health Care (2.5%):
AbbVie, Inc.	17,862	1,933,025

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (2.5%): (continued)
Amgen, Inc.	5,849	1,455,290

		3,388,315

Industrials (22.7%):
AO Smith Corp.	24,595	1,662,868
Caterpillar, Inc.	7,501	1,739,257
CH Robinson Worldwide, Inc.	16,422	1,567,151
Dover Corp.	9,766	1,339,212
Eaton Corp. PLC	9,191	1,270,931
Emerson Electric Co.	13,926	1,256,404
Fastenal Co.	29,041	1,460,181
General Dynamics Corp.	9,048	1,642,755
Honeywell International, Inc.	6,645	1,442,430
Hubbell, Inc.	7,821	1,461,667
Illinois Tool Works, Inc.	5,901	1,307,190
Johnson Controls International PLC	28,646	1,709,307
Norfolk Southern Corp.	4,920	1,321,118
PACCAR, Inc.	16,237	1,508,742
Republic Services, Inc.	15,911	1,580,758
Rockwell Automation, Inc.	4,307	1,143,250
Snap-on, Inc.	6,844	1,579,185
TransDigm Group, Inc.(a)	1,495	878,940
Union Pacific Corp.	6,071	1,338,109
Waste Management, Inc.	12,878	1,661,520
Watsco, Inc.	6,056	1,579,102

		30,450,077

Information Technology (8.6%):
Analog Devices, Inc.	8,328	1,291,506
Broadcom, Inc.	2,655	1,231,017
Juniper Networks, Inc.	63,550	1,609,722
KLA Corp.	4,065	1,343,076
NetApp, Inc.	22,303	1,620,759
Paychex, Inc.	12,822	1,256,812
Seagate Technology PLC	23,865	1,831,639
Western Union Co.	55,319	1,364,167

		11,548,698

Materials (13.3%):
Avery Dennison Corp.	8,138	1,494,544
Celanese Corp.	8,205	1,229,191
CF Industries Holdings, Inc.	29,201	1,325,141
Corteva, Inc.	30,527	1,423,169
Eastman Chemical Co.	12,024	1,324,083
International Flavors & Fragrances, Inc.	10,941	1,527,473
International Paper Co.	23,514	1,271,402
LyondellBasell Industries N.V., Class A	9,422	980,359
Nucor Corp.	21,984	1,764,656
Packaging Corp. of America	10,131	1,362,417

Schedule of Portfolio Investments — concluded

March 31, 2021
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (13.3%): (continued)
Reliance Steel & Aluminum Co.	10,054	1,531,123
The Scotts Miracle-Gro Co.	6,076	1,488,438
Westrock Co.	20,693	1,077,070

		17,799,066

Utilities (21.0%):
Alliant Energy Corp.	24,403	1,321,667
Ameren Corp.	14,378	1,169,794
American Electric Power Co., Inc.	14,848	1,257,626
Atmos Energy Corp.	13,160	1,300,866
CMS Energy Corp.	20,631	1,263,030
Consolidated Edison, Inc.	15,083	1,128,208
Dominion Energy, Inc.	13,758	1,045,058
DTE Energy Co.	9,032	1,202,521
Entergy Corp.	10,377	1,032,200
Essential Utilities, Inc.	25,512	1,141,662
Evergy, Inc.	19,497	1,160,656
Eversource Energy	12,212	1,057,437
FirstEnergy Corp.	31,305	1,085,971
NextEra Energy, Inc.	16,200	1,224,882
NRG Energy, Inc.	33,765	1,273,953
Pinnacle West Capital Corp.	14,243	1,158,668
PPL Corp.	37,945	1,094,334
Public Service Enterprise Group, Inc.	21,963	1,322,392
The AES Corp.	45,559	1,221,437
The Southern Co.	18,786	1,167,738
UGI Corp.	29,507	1,210,082
Vistra Corp.	57,108	1,009,669
WEC Energy Group	11,944	1,117,839
Xcel Energy, Inc.	17,973	1,195,384

		28,163,074

Total Common Stocks (Cost $110,428,359)		133,444,424

Total Investments (Cost $110,428,359) — 99.4%		133,444,424

Other assets in excess of liabilities — 0.6%		847,017

NET ASSETS - 100.00%		134,291,441

Percentages indicated are based on net assets as of March 31, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini June Future (U.S. Dollar)	6/21/21	4	$793,480	$9,664

				$9,664

Schedule of Portfolio Investments

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.1%)

Australia (4.4%):
Communication Services (0.5%):
Rea Group Ltd.	1,393	149,939
Telstra Corp. Ltd.	95,989	247,839
		397,778

Consumer Staples (0.8%):
Coles Group, Ltd.	15,385	187,051
Wesfarmers Ltd.	4,853	194,108
Woolworths Group Ltd.	7,324	227,312
		608,471

Financials (1.5%):
ASX Ltd.	3,190	172,118
Commonwealth Bank of Australia	2,965	193,864
Insurance Australia Group Ltd.	45,689	162,378
Magellan Financial Group, Ltd.	2,267	77,763
National Australia Bank Ltd.	9,513	187,828
Suncorp Group Ltd.	20,793	156,323
Westpac Banking Corp.	9,758	180,884
		1,131,158

Health Care (0.6%):
CSL Ltd.	679	136,462
Ramsay Health Care Ltd.	2,731	138,953
Sonic Healthcare Ltd.	6,232	166,066
		441,481

Industrials (0.3%):
Brambles Ltd.	23,543	189,155
		189,155

Materials (0.7%):
Fortescue Metals Group Ltd.	10,325	156,738
Newcrest Mining Ltd.	5,881	109,060
Rio Tinto Ltd.	2,571	216,230
		482,028
		3,250,071
Austria (0.7%):
Energy (0.3%):
OMV AG	3,813	193,420
		193,420

Financials (0.2%):
Erste Group Bank AG (a)	5,609	190,209
		190,209

Utilities (0.2%):
Verbund AG	2,096	152,381
		152,381
		536,010
Belgium (1.5%):
Consumer Staples (0.2%):
Etablissements Franz Colruyt NV	2,516	150,049
		150,049

Financials (1.0%):
Ageas SA	2,880	174,122
Groupe Bruxelles Lambert SA	1,768	182,976

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Belgium (1.5%): (continued)
Financials (1.0%): (continued)
KBC Group N.V. (a)	2,142	155,725
Sofina SA	625	211,433
		724,256

Health Care (0.1%):
Galapagos NV (a)	785	60,863
		60,863

Materials (0.2%):
Umicore	3,045	161,496
		161,496
		1,096,664
Canada (6.6%):
Consumer Discretionary (0.3%):
Dollarama, Inc.	4,772	210,857
		210,857

Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc.	4,723	152,309
Loblaw Cos. Ltd.	3,640	203,365
Metro, Inc.	4,913	224,164
Saputo, Inc.	6,847	205,928
		785,766

Energy (0.7%):
Canadian Natural Resources, Ltd.	4,491	138,858
Enbridge, Inc.	4,302	156,742
Pembina Pipelines Corp.	3,367	97,272
TC Energy Corp.	2,831	129,800
		522,672

Financials (1.1%):
Canadian Imperial Bank of Commerce	1,779	174,219
Great-West Lifeco, Inc.	5,900	157,020
Intact Financial Corp.	1,540	188,746
National Bank of Canada	2,289	155,521
Power Corp. of Canada	5,221	137,246
		812,752

Industrials (0.6%):
Canadian National Railway Co.	1,719	199,521
Canadian Pacific Railway Ltd.	503	192,153
		391,674

Information Technology (0.9%):
CGI, Inc. (a)	2,657	221,357
Constellation Software, Inc.	169	236,054
Open Text Corp.	4,010	191,229
		648,640

Materials (1.0%):
Aginco Eagle Mines, Ltd.	1,493	86,324
Barrick Gold Corp.	4,712	93,490
Franco-Nevada Corp.	1,103	138,250
Kinross Gold Corp.	10,517	70,058
Kirkland Lake Gold Ltd.	2,021	68,262
Nutrien, Ltd.	3,331	179,474

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (6.6%): (continued)
Materials (1.0%): (continued)
Wheaton Precious Metals Corp.	2,807	107,231
		743,089
Utilities (0.9%):
Algonquin Power & Utilities Corp.	8,902	141,058
Emera, Inc.	3,893	173,287
Fortis, Inc.	3,908	169,601
Hydro One, Ltd.	8,487	197,703
		681,649
		4,797,099
Chile (0.3%):
Materials (0.3%):
Antofagasta PLC	9,827	228,919
		228,919
Denmark (2.8%):
Financials (0.7%):
Danske Bank A/S	11,003	205,918
Tryg A/S	14,291	337,075
		542,993
Health Care (0.7%):
Coloplast A/S	1,506	226,472
Genmab A/S (a)	469	154,322
GN Store Nord A/S	1,979	155,822
		536,616
Industrials (0.5%):
DSV Panalpina A S	948	186,010
Vestas Wind Systems A/S	904	185,572
		371,582
Materials (0.6%):
Christian Hansen Holding A/S (a)	2,018	183,391
Novozymes A/S, Class B Shares	3,339	213,893
		397,284
Utilities (0.3%):
Orsted A/S	1,267	204,654
		204,654
		2,053,129
Finland (2.2%):
Consumer Staples (0.3%):
Kesko Oyj, Class B	6,192	189,359
		189,359
Energy (0.2%):
Neste Oyj	2,384	126,523
		126,523
Financials (0.4%):
Nordea Bank Abp	18,265	179,930
Sampo OYJ	3,314	149,494
		329,424
Industrials (0.3%):
Kone OYJ	2,824	230,673
		230,673

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (2.2%): (continued)
Information Technology (0.2%):
Nokia Oyj (a)	35,636	142,262
		142,262
Materials (0.5%):
Stora ENSO OYJ, Class R Shares	9,729	181,447
UPM-Kymmene OYJ	6,275	225,376
		406,823
Utilities (0.3%):
Fortum OYJ	7,544	201,336
		201,336
		1,626,400
France (6.2%):
Consumer Discretionary (0.9%):
Compagnie Generale DES Etablissements Michelin	1,458	218,236
Hermes International SA	227	251,273
SEB SA	1,044	184,118
		653,627
Consumer Staples (0.3%):
Carrefour SA	11,032	199,797
		199,797
Financials (0.8%):
Amundi SA	1,966	157,223
CNP Assurances SA	6,791	129,081
Credit Agricole SA	13,284	192,295
Natixis (a)	30,511	146,042
		624,641
Health Care (0.4%):
bioMerieux	858	109,160
Sartorius Stedim Biotech	380	156,490
		265,650
Industrials (2.6%):
Bollore	37,647	181,788
Bouygues SA	3,350	134,305
Bureau Veritas SA	7,241	206,071
Edenred	3,027	158,092
Eiffage SA	1,495	149,638
Groupe Eurotunnel SA	9,460	145,093
Legrand SA	1,927	179,231
Safran SA (a)	820	111,585
Schneider Electric SA	1,231	188,011
Teleperformance	448	163,270
Thales SA	1,761	174,942
Vinci SA	1,371	140,442
		1,932,468
Information Technology (0.5%):
ATOS SE (a)	1,880	146,642
Dassault Systemes SA	885	189,285
		335,927
Materials (0.5%):
Air Liquide SA	1,298	212,018

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.2%): (continued)
Materials (0.5%): (continued)
Arkema SA	1,251	151,606
		363,624
Utilities (0.2%):
Veolia Environnement	6,872	176,149
		176,149
		4,551,883
Germany (6.9%):
Communication Services (0.4%):
Scout24 AG	2,304	174,797
United Internet AG	3,502	140,440
		315,237
Consumer Discretionary (0.6%):
adidas AG (a)	455	142,026
Puma SE (a)	1,348	132,048
Zalando SE (a)	1,464	143,583
		417,657
Consumer Staples (0.3%):
Beiersdorf AG	2,092	221,021
		221,021
Financials (0.9%):
Deutsche Boerse AG	1,054	175,129
Hannover Rueck SE	945	172,642
Muenchener Rueckversicherungs-Gesellschaft AG	531	163,507
Talanx AG	3,961	167,951
		679,229
Health Care (0.5%):
Carl Zeiss Meditec AG	1,097	165,294
Fresenius Medical Care AG	2,656	195,336
		360,630
Industrials (0.9%):
Brenntag AG	2,435	207,863
Deutsche Post AG	3,126	171,253
Kion Group AG	1,388	137,041
MTU Aero Engines AG	508	119,553
		635,710
Information Technology (0.7%):
Bechtle AG	758	142,123
Infineon Technologies AG	3,551	150,545
Nemetschek SE	1,643	104,806
TeamViewer AG (a)	2,545	108,716
		506,190
Materials (1.0%):
BASF SE	2,314	192,216
Evonik Industries AG	5,445	192,565
HeidelbergCement AG	2,012	182,748
Symrise AG	1,768	214,364
		781,893
Real Estate (0.8%):
Deutsche Wohnen SE	4,278	199,551
LEG Immobilien AG	1,290	169,658

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (6.9%): (continued)
Real Estate (0.8%): (continued)
Vonovia Se	3,021	197,312
		566,521
Utilities (0.8%):
E.ON SE	18,289	212,826
RWE AG	3,956	155,028
Uniper SE	5,768	208,858
		576,712
		5,060,800
Hong Kong (6.2%):
Consumer Discretionary (0.3%):
Techtronic Industries Co.	10,348	177,041
		177,041
Consumer Staples (0.4%):
Sun Art Retail Group Ltd.	158,903	130,004
WH Group Ltd.	211,466	171,375
		301,379
Financials (0.7%):
AIA Group Ltd.	19,390	235,210
Hang Seng Bank, Ltd.	15,672	303,408
		538,618
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	155,125	155,249
		155,249
Industrials (0.8%):
CK Hutchison Holdings Ltd.	34,318	273,483
MTR Corp. Ltd.	53,216	301,547
		575,030
Real Estate (2.2%):
CK Asset Holdings Ltd.	37,340	226,716
Hang Lung Properties Ltd.	78,583	204,196
Henderson Land Development Co. Ltd.	68,164	306,018
New World Development Co. Ltd.	43,525	225,077
Shimao Property Holdings Ltd.	37,010	116,403
Sino Land Co. Ltd.	164,106	228,412
Sun Hung KAI Properties Ltd.	20,156	305,433
		1,612,255
Utilities (1.6%):
CK Infrastructure Holdings Ltd.	43,304	257,357
CLP Holdings, Inc.	33,334	323,744
Hong Kong & China Gas Co. Ltd.	185,012	292,733
Power Assets Holdings Ltd.	50,810	300,005
		1,173,839
		4,533,411
Ireland (1.2%):
Consumer Staples (0.3%):
Kerry Group PLC	1,619	202,563
		202,563
Industrials (0.5%):
DCC PLC	2,149	186,321

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.2%): (continued)
Industrials (0.5%): (continued)
Kingspan Group PLC	1,689	143,191
		329,512
Materials (0.4%):
CRH PLC	3,280	153,729
Smurfit Kappa Group PLC	3,582	168,681
		322,410
		854,485
Israel (0.7%):
Financials (0.3%):
Bank Hapoalim BM (a)	27,384	212,916
Isracard Ltd. (a)	—	1
		212,917
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd. (a)	11,334	128,862
		128,862
Information Technology (0.2%):
Nice Ltd. (a)	694	149,957
		149,957
		491,736
Italy (3.1%):
Communication Services (0.5%):
Infrastrutture Wireless Italiane SpA	15,589	173,656
Telecom Italia SpA	319,283	172,668
		346,324
Consumer Discretionary (0.3%):
Moncler SpA	3,357	192,372
		192,372
Energy (0.2%):
Snam SpA	30,222	167,552
		167,552
Financials (1.1%):
Assicurazioni Generali SpA	12,511	250,276
FinecoBank Banca Fineco SpA (a)	9,726	159,152
Intesa Sanpaolo SpA	73,305	198,603
Poste Italiane SpA	14,630	185,961
		793,992
Health Care (0.4%):
DiaSorin SpA	645	103,465
Recordati Industria Chimica e Farmaceutica SpA	2,848	153,185
		256,650
Information Technology (0.1%):
Nexi SpA (a)	6,325	110,360
		110,360
Utilities (0.5%):
Enel SpA	18,826	187,485
Terna SpA	25,832	195,010
		382,495
		2,249,745

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.6%): Communication Services (1.9%):
KDDI Corp.	8,600	263,725
Nexon Co. Ltd.	6,200	201,048
Nippon Telegraph & Telephone Corp.	18,700	480,042
Softbank Corp.	25,700	333,930
Z Holdings Corp.	19,200	95,488
		1,374,233

Consumer Discretionary (2.6%):
Bridgestone Corp.	7,300	295,073
Fast Retailing Co. Ltd.	300	238,813
Nitori Co. Ltd.	1,100	212,876
Oriental Land Co. Ltd.	1,500	225,250
Panasonic Corp.	19,700	253,301
Shimano ORD	1,000	238,235
Suzuki Motor Co.	2,800	127,089
Toyota Industries Corp.	3,200	284,997
		1,875,634

Consumer Staples (0.9%):
KAO Corp.	3,400	224,588
Seven & i Holdings Co., Ltd.	5,500	221,719
Unicharm Corp.	5,100	213,978
		660,285

Financials (2.4%):
Dai-ichi Life Holdings, Inc.	11,100	190,698
Japan Post Bank Co. Ltd.	29,400	282,555
Japan Post Holdings Co. Ltd.	31,700	282,526
Mitsubishi UFJ Financial Group, Inc.	52,200	278,988
Mizuho Financial Group, Inc.	17,300	249,866
Sumitomo Mitsui Financial Group, Inc.	7,700	278,691
Tokio Marine Holdings, Inc.	4,800	228,272
		1,791,596

Health Care (3.1%):
Astellas Pharma, Inc.	15,000	230,602
Chugai Pharmaceutical Co. Ltd.	4,500	182,463
Daiichi Sankyo Co. Ltd.	6,300	183,520
Eisai Co. Ltd.	1,900	127,325
Hoya Corp.	1,700	199,697
M3, Inc.	2,500	170,965
Olympus Corp.	6,900	142,787
Ono Pharmaceutical Co. Ltd.	7,700	201,003
Otsuka Holdings Co. Ltd.	5,100	215,913
Shionogi & Co. Ltd.	3,800	204,296
Sysmex Corp.	2,200	236,970
Terumo Corp.	5,200	187,831
		2,283,372
Industrials (4.0%):
Central Japan Railway Co.	1,300	194,336
Daikin Industries Ltd.	1,300	262,090
Fanuc Corp.	800	189,215
ITOCHU Corp.	10,100	327,240
Komatsu Ltd.	7,800	240,883

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.6%): (continued) Industrials (4.0%): (continued)
Kubota Corp.	11,600	263,989
Mitsubishi Corp.	11,100	313,820
Mitsubishi Electric Corp.	16,800	255,923
Nidec Corp.	1,900	230,571
Secom Co. Ltd.	3,000	252,362
SG Holdings Co. Ltd.	6,500	148,952
SMC Corp.	400	232,355
		2,911,736

Information Technology (3.5%):
Canon, Inc.	11,600	262,208
Fujifilm Holdings Corp.	3,900	231,478
Fujitsu, Ltd.	1,400	202,330
Hitachi, Ltd.	4,900	221,476
Keyence Corp.	500	227,035
Kyocera Corp.	4,000	253,816
Murata Manufacturing Co. Ltd.	3,600	287,519
Nomura Research Institute Ltd.	6,000	185,620
NTT Data Corp.	13,400	207,336
OBIC Co. Ltd.	1,100	201,003
Tokyo Electron Ltd.	600	253,581
		2,533,402

Materials (0.4%):
Nippon Paint Holdings Co. Ltd.	8,000	115,256
Shin-Etsu Chemical Co. Ltd.	1,300	218,526
		333,782

Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	6,400	187,358
Mitsubishi Estate Co. Ltd.	10,900	190,265
Mitsui Fudosan Co. Ltd.	9,000	204,331
		581,954
		14,345,994
Korea, Republic Of (5.9%): Communication Services (0.8%):
Naver Corp.	563	187,567
Netmarble Corp.	1,033	117,760
SK Telecom Co. Ltd.	986	239,616
		544,943

Consumer Discretionary (1.0%):
Hyundai Mobis	608	156,889
Hyundai Motor Co.	744	143,330
KIA Motors Corp.	2,808	205,712
LG Electronics, Inc.	1,792	237,540
		743,471

Consumer Staples (0.6%):
Amorepacific Corp.	991	226,382
LG Household & Health Care Ltd.	121	167,877
		394,259

Financials (0.7%):
KB Financial Group, Inc.	3,484	173,030
Samsung Life Insurance Co., Ltd.	2,058	142,038

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (5.9%): (continued) Financials (0.7%): (continued)
Shinhan Financial Group Co. Ltd.	5,348	176,990
		492,058

Health Care (0.6%):
Celltrion Healthcare Co., Ltd. (a)	1,456	174,988
Celltrion, Inc. (a)	521	149,403
Samsung Biologics Co., Ltd. (a)	212	140,134
		464,525

Industrials (0.4%):
LG Corp.	1,965	156,978
Samsung C&T Corp.	1,482	163,051
		320,029

Information Technology (1.3%):
Samsung Electro-Mechanics Co., Ltd.	1,026	170,002
Samsung Electronics Co. Ltd.	3,208	230,763
Samsung SDI Co. Ltd.	278	162,142
Samsung SDS Co. Ltd.	1,027	175,614
SK Hynix, Inc.	2,001	234,299
		972,820

Materials (0.5%):
LG Chem Ltd.	173	123,069
POSCO	826	233,581
		356,650
		4,288,755
Luxembourg (0.4%): Health Care (0.2%):
Eurofins Scientific SE (a)	1,808	172,805
		172,805

Real Estate (0.2%):
Aroundtown SA	22,259	158,432
		158,432
		331,237
Mexico (0.1%): Materials (0.1%):
Fresnillo PLC	6,779	80,752
		80,752

Netherlands (2.5%): Financials (0.8%):
ABN AMRO Group NV (a)	11,479	139,448
Euronext NV	1,435	144,541
ING Groep NV	13,250	162,081
NN Group NV	3,595	175,743
		621,813

Industrials (0.5%):
Randstad N.V.	2,526	177,659
Wolters Kluwer N.V.	2,619	227,625
		405,284

Information Technology (0.6%):
Adyen N.V. (a)	84	187,491

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Netherlands (2.5%): (continued) Information Technology (0.6%): (continued)
ASML Holding N.V.	396	240,067
		427,558

Materials (0.6%):
AKZO Nobel N.V	1,645	183,787
Koninklijke DSM N.V.	1,333	225,551
		409,338
		1,863,993
New Zealand (0.6%): Consumer Staples (0.2%):
a2 Milk Co., Ltd. (a)	17,426	104,878
		104,878

Health Care (0.2%):
Fisher & Paykel Healthcare Corp., Ltd.	6,457	144,716
		144,716

Information Technology (0.2%):
Xero, Ltd. (a)	1,641	157,679
		157,679
		407,273
Norway (1.8%): Communication Services (0.5%):
Schibsted ASA, Class A (a)	3,045	127,865
Telenor ASA	11,620	204,556
		332,421

Consumer Staples (0.5%):
Mowi ASA	7,892	195,885
Orkla ASA, Class A	17,736	173,931
		369,816

Financials (0.5%):
DNB ASA	8,725	185,740
Gjensidige Forsikring ASA	7,885	185,013
		370,753

Materials (0.3%):
Yara International ASA	4,238	220,493
		220,493
		1,293,483
Portugal (0.5%): Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	12,467	209,779
		209,779

Utilities (0.2%):
EDP - Energias de Portugal SA	33,130	189,190
		189,190
		398,969
Russian Federation (0.2%): Materials (0.2%):
Polymetal International PLC	5,963	116,674
		116,674

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (1.9%): Communication Services (0.4%):
Singapore Telecommunications Ltd.	147,300	267,240
		267,240

Consumer Staples (0.3%):
Wilmar International Ltd.	48,800	196,666
		196,666

Financials (1.2%):
DBS Group Holdings Ltd.	13,700	293,273
Oversea-Chinese Banking Corp. Ltd.	36,700	320,637
United Overseas Bank	15,700	301,533
		915,443
		1,379,349
Spain (2.2%): Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,577	183,762
		183,762

Financials (0.3%):
Caixabank SA	61,531	190,406
		190,406

Health Care (0.2%):
Grifols SA	6,028	157,837
		157,837

Industrials (0.2%):
Aena SME SA (a)	839	136,061
		136,061

Information Technology (0.2%):
Amadeus IT Group SA (a)	1,923	136,151
		136,151

Utilities (1.1%):
Endesa SA	6,828	180,626
Iberdrola SA	15,246	196,383
Naturgy Energy Group SA	8,177	200,395
Red Electrica Corp.	11,150	197,424
		774,828
		1,579,045
Sweden (6.3%): Communication Services (0.5%):
Tele2 AB, Class B	14,416	194,525
Telia Co. AB	43,799	189,796
		384,321
Consumer Staples (0.5%):
Essity Aktiebolag, Class B	6,391	201,979
ICA Gruppen AB	3,676	179,800
		381,779
Financials (2.0%):
EQT AB	4,686	154,321
Industrivarden AB, Class C	5,716	200,617
Investor AB, Class B	2,677	213,547
Kinnevik AB, Class B	3,536	171,980
L E Lundbergforetagen AB, Class B (a)	3,342	182,528
Skandinavisk Enskilda Banken AB	15,752	192,073

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (6.3%): (continued)

Financials (2.0%): (continued)
Svenska Handelsbanken AB	17,102	185,830
Swedbank AB, Class A Shares	9,045	159,453
		1,460,349
Industrials (2.3%):
ALFA Laval AB (a)	6,248	188,943
ASSA Abloy AB	6,724	193,324
Atlas Copco AB, Class A Shares	3,183	193,824
Epiroc AB, Class A	10,366	234,868
Nibe Industrier AB, Class B	5,258	163,100
Sandvik AB (a)	6,660	182,025
Skanska AB	6,784	170,183
SKF AB, Class B	6,102	173,484
Volvo AB	6,753	170,875
		1,670,626
Information Technology (0.5%):
Hexagon AB, Class B Shares	1,866	172,193
Telefonaktiebolaget LM Ericsson, Class B	14,328	189,645
		361,838
Materials (0.5%):
Boliden AB	4,490	166,639
Svenska Cellulosa AB SCA, Class B (a)	11,584	205,075
		371,714
		4,630,627
Switzerland (7.5%):

Communication Services (0.3%):
Swisscom AG	460	246,794
		246,794
Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	2,564	246,198
Swatch Group AG	720	207,162
		453,360
Consumer Staples (0.7%):
Barry Callebaut AG	138	311,924
Chocoladefabriken Lindt & Spruengli AG	26	226,984
		538,908
Financials (1.2%):
Banque Cantonale Vaudois (a)	2,445	238,549
Julius Baer Group Ltd.	3,018	193,024
Partners Group Holding AG	179	228,628
Swiss Life Holding AG	388	190,756
		850,957
Health Care (0.7%):
Sonova Holding AG (a)	616	163,224
Straumann Holding AG	139	173,419
Vifor Pharma AG	1,097	149,343
		485,986
Industrials (2.0%):
ABB Ltd.	6,531	197,381
Adecco Group AG	2,609	175,700
Geberit AG	365	232,364

Schedule of Portfolio Investments — continued

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (7.5%): (continued)

Industrials (2.0%): (continued)
Kuehne & Nagel International AG	1,112	317,361
Schindler Holding AG	992	291,407
SGS SA	90	255,334
		1,469,547
Information Technology (0.8%):
Logitech International SA, Class R	2,442	256,190
Stmicroelectronics N.V.	3,382	128,965
Temenos AG	1,098	158,077
		543,232
Materials (1.2%):
EMS-Chemie Holding AG	269	240,250
Givaudan SA	57	219,676
Lafargeholcim Ltd.	3,486	204,881
Sika AG	723	206,571
		871,378
		5,460,162
United Kingdom (6.5%):

Communication Services (0.5%):
BT Group PLC (a)	100,699	214,867
Informa PLC (a)	20,686	159,619
		374,486
Consumer Discretionary (0.5%):
JD Sports Fashion PLC (a)	8,820	100,250
Next PLC (a)	1,380	149,626
Persimmon PLC	3,219	130,450
		380,326
Consumer Staples (0.3%):
Associated British Foods PLC (a)	5,747	191,308
		191,308
Financials (1.8%):
3I Group PLC	8,477	134,783
Admiral Group PLC	5,802	248,001
Hargreaves Lansdown PLC	6,104	129,698
Legal & General Group PLC	36,671	141,077
London Stock Exchange Group	1,480	141,578
Phoenix Group Holdings PLC	14,087	142,563
Schroders PLC	3,847	185,595
Standard Chartered PLC	26,504	182,483
		1,305,778
Health Care (0.2%):
Smith & Nephew PLC	7,012	133,188
		133,188
Industrials (1.3%):
Ashtead Group PLC	2,646	157,816
Bunzl PLC	4,941	158,212
Ferguson PLC	1,226	146,482
Intertek Group PLC	2,017	155,748
Rentokil Initial PLC	20,127	134,387
Spirax-Sarco Engineering PLC	1,296	203,650
		956,295

Schedule of Portfolio Investments (concluded)

March 31, 2021
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.5%): (continued)

Information Technology (0.7%):
AVEVA Group PLC	3,502	165,185
Halma PLC	5,328	174,349
The Sage Group PLC	19,349	163,438
		502,972
Materials (1.0%):
Anglo American PLC	4,267	167,185
Croda International PLC	2,745	240,189
Mondi PLC	7,208	183,807
Rio Tinto PLC	2,359	180,466
		771,647
Utilities (0.2%):
SSE PLC	8,166	163,775
		163,775
		4,779,775
United States (0.3%):

Industrials (0.3%):
Waste Connections, Inc.	1,821	196,767
		196,767

Total Common Stocks (Cost $62,654,126)		72,483,207

Rights (0.0% †)
Italy (0.0% †):

Energy (0.0% †):
Snam Spa Expires 04/08/21 @ $0.00(a)(b)	30,166	—
		—

Total Rights (Cost $–)		—

Total Investments (Cost $62,654,126) — 99.1%		72,483,207
Other assets in excess of liabilities — 0.9%		658,841
NET ASSETS - 100.00%		73,142,048

Percentages indicated are based on net assets as of March 31, 2021.

† Represents less than 0.05%.

(a)	Non-income producing security.
(b)

Security was fair valued based on procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net asset as of March 31, 2021. This security is classified as Level 3 within the fair value hierarchy.

Amounts shown as “—” are either 0 or rounds to less than 1.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index June Future (U.S. Dollar)	6/21/21	3	$328,800	$(1,687)

				$(1,687)